Leases - Summary of Aging of Lease Liabilities (Detail) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Presentation of leases for lessee [abstract]
Current	$ 185,205	$ 173,377
Non-current	207,617	107,492
Balance at June 30, 2023	$ 392,822	$ 280,869	$ 288,307